SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Oct. 31, 2012
Schedule Iii - Real Estate And Accumulated Depreciation
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION

BLUE RIDGE REAL ESTATE COMPANY and SUBSIDIARIES

BIG BOULDER CORPORATION and SUBSIDIARIES

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION OCTOBER 31, 2012

	Initial Cost							Total Cost Net
		Buildings &	Subsequent		Building and		Accumulated	of Accumulated		Date of
Description	Land	Improvements	to Acquisition	Land	Improvements	Total	Depreciation	Depreciation	Encumbrances	Acquisition

Land located in Northeast. PA	$3,276,233		$906,342	$4,182,575		$4,182,575		$4,182,575		Various
Various improvements
Sewage Plants, wells and access roads at Jack Frost & Big Boulder Ski Areas		6,093,877	566,350		6,660,227	6,660,227	4,489,783	2,170,444		Various / 1982 on
Jack Frost National Golf Course	8,656,154	3,048,817	8,684	8,656,154	3,057,501	11,713,655	1,212,841	10,500,814		2007

Corporate Building		282,918	271,955		554,873	554,873	504,842	50,031		1982

Building Leased to Others
Asset-Shopping Center-Baton Rouge Louisiana	2,208,165	8,894,908	59,315	2,208,165	8,954,223	11,162,388	1,972,850	9,189,538	7,700,000	2004
Asset-Walgreens-Toms River New Jersey	948,181	4,877,731	483,028	948,181	5,360,759	6,308,940	870,248	5,438,692	4,038,000	2006
Asset-Walgreens-White Bear Lake-Minnesota	1,446,831	4,615,442	380,783	1,446,831	4,996,225	6,443,056	811,124	5,631,932	4,340,000	2006
Asset-Boulder View Tavern-Eastern PA		1,072,000	576,145		1,648,145	1,648,145	1,460,800	187,345		1986
Asset-Company owned rental properties-Eastern PA		575,513	3,135		578,648	578,648	330,873	247,775	372,000	2004 thru 2005
Asset-Leased Lake Club Program-Eastern PA		571,151			571,151	571,151	567,945	3,206		Various / 1980 on
Asset-Leased Rental Program -Eastern PA		188,872			188,872	188,872	188,872	0		Various / 1982 on

Total	$16,535,564	$30,221,229	$3,255,737	$17,441,906	$32,570,624	$50,012,530	$12,410,178	$37,602,352	$16,450,000

Depreciation and Amortization are provided on a straight-line half year method over the estimated useful lives of the assets as follows:

Land improvements

10 to 30 years

Corporate building

10 to 30 years

Properties leased to others

10 to 30 years

The aggregate cost for federal income tax purposes is approximately $30,500,000 at October 31, 2012.

The changes in total real estate assets for the years ended October 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Balance at beginning of period	51,413,704	$54,908,935	$51,343,167
Additions to Land	0	0	781,766
Additions to Land Improvements	0	0	560,455
Additions to Leased Buildings	22,535	761	181,559
Additions to Corporate Building	0	0	0
Sale of Real Property	(984,830)	(3,495,992)	(50,557)
Transfers	(438,879)	0	2,092,545
Balance at end of year	50,012,530	$51,413,704	$54,908,935

The changes in accumulated depreciation for the years ended October 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Balance at beginning of year	11,986,044	$11,113,491	$9,966,619
Addition during year: reclass	0	0	0
Current year depreciation	974,568	1,106,816	1,146,872
Less retirements	(550,434)	(234,263)	0
Balance at end of year	12,410,178	$11,986,044	$11,113,491